UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Croft Value Fund
	Schedule of Investments
	January 31, 2013 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 99.98%

Agricultural - 2.69%
22,690	Monsanto Co.	$ 2,299,631
62,293	The Mosaic Co.	3,815,446
47,487	Potash Corp. of Saskatchewan, Inc.	2,018,198
		8,133,275
Autos & Automotive Products - 1.89%
16,904	Advanced Auto Parts, Inc.	1,242,782
158,612	Dana Holdings Corp.	2,550,481
147,185	Ford Motor Co.	1,906,046
		5,699,309
Banks, S&L's and Brokers - 1.37%
98,266	Citigroup, Inc.	4,142,895

Building & Construction - 3.11%
98,105	Foster Wheeler Ltd. *	2,561,522
53,429	Jacobs Engineering Group, Inc. *	2,570,469
46,777	Lennar Corp. Class A	1,943,117
80,089	Quanta Services, Inc. *	2,320,178
		9,395,286
Capital Equipment - 7.73%
53,506	Caterpillar, Inc.	5,264,455
50,100	Deere & Co.	4,712,406
34,420	Flowserve Corp.	5,396,023
51,680	United Technologies Corp.	4,525,618
123,009	Xylem, Inc.	3,435,641
		23,334,143
Chemicals - 2.20%
76,409	E.I. du Pont de Nemours & Co.	3,625,607
47,547	Lyondell Basell Industries NV	3,015,431
		6,641,038
Consumer Cyclicals - 0.68%
17,882	Whirlpool Corp.	2,063,225

Consumer Non-Durables - 5.49%
93,486	Philip Morris International, Inc.	8,241,726
110,829	Procter & Gamble Co.	8,329,907
		16,571,633
Consumer Services - 0.89%
56,446	The ADT Corp.	2,681,185

Containers & Paper - 2.36%
112,117	International Paper Co.	4,643,886
132,286	Sealed Air Corp.	2,476,394
		7,120,280
Financial Services - 2.77%
149,286	Invesco Ltd.	4,068,043
69,716	PNC Financial Services Group	4,308,449
		8,376,492
Forest Products - 3.75%
60,238	Plum Creek Timber Co., Inc.	2,902,267
279,223	Weyerhaeuser Co.	8,410,197
		11,312,464
Healthcare - 3.70%
32,738	Edwards Lifesciences Corp. *	2,944,128
52,902	Express Scripts Holding Co. *	2,826,025
47,832	Stryker Corp.	2,996,675
43,887	Unitedhealth Group, Inc.	2,423,001
		11,189,829
Industrial Goods - 2.81%
186,131	ABB Ltd. ADR	3,985,065
30,856	Valmont Industries, Inc.	4,496,336
		8,481,401
Insurance Agents & Brokers - 1.54%
131,458	Marsh & McLennan Companies, Inc.	4,664,130

International Oil & Gas - 0.46%
19,710	Royal Dutch Shell Plc. ADR Class A	1,389,949

Life Insurance - 3.79%
150,155	MetLife, Inc.	5,606,788
100,651	Prudential Financial, Inc.	5,825,680
		11,432,468
Media & Entertainment - 1.36%
12,179	Liberty Media Corp. *	1,358,080
98,834	News Corp. Class A	2,741,655
		4,099,735
Metals & Mining - 2.36%
127,136	Freeport McMoran Copper & Gold, Inc.	4,481,544
238,657	Pretium Resources, Inc. *	2,658,391
		7,139,935
Multi-Industry - 5.31%
295,472	General Electric Co.	6,583,116
98,477	Honeywell International, Inc.	6,720,070
90,198	Tyco International, Inc.	2,726,686
		16,029,872
Natural Gas - 6.10%
31,352	National Fuel Gas Co.	1,705,549
32,991	PDC Energy, Inc. *	1,221,657
110,813	QEP Resources, Inc.	3,252,362
119,595	Southwestern Energy Co. *	4,102,109
119,291	Ultra Petroleum Corp. *	2,173,482
170,575	Williams Companies, Inc.	5,978,654
		18,433,813
Oil - 1.08%
67,564	Cobalt International Energy, Inc. *	1,635,724
42,296	Crescent Point Energy Corp. (Canada) *	1,636,033
		3,271,757
Pharmaceuticals - 7.11%
88,590	Johnson & Johnson	6,548,573
147,810	Merck & Co., Inc.	6,392,783
62,921	Mylan, Inc. *	1,778,777
248,020	Pfizer, Inc.	6,765,986
		21,486,119
Precious Metals - 3.10%
125,076	Allied Nevada Gold Corp. *	2,963,050
42,337	Detour Gold Corp. (Canada) *	894,790
116,542	First Majestic Silver Corp. *	2,125,726
207,310	Yamana Gold, Inc.	3,389,519
		9,373,085
Property & Casualty Insurance - 5.35%
155,418	Allstate Corp.	6,822,850
109,287	Ace Ltd.	9,325,460
		16,148,310
Retail Stores - 2.11%
166,978	Lowes Companies, Inc.	6,376,890

Specialty Chemicals - 4.56%
22,084	3M Co.	2,220,546
27,991	Albemarle Corp.	1,716,128
160,170	FMC Corp.	9,845,650
		13,782,324
Technology - 4.41%
53,687	Altera Corp.	1,794,220
3,652	Apple Computer, Inc.	1,663,449
92,766	EMC Corp. *	2,282,971
64,382	Nuance Communications, Inc. *	1,548,387
56,861	Power Integrations, Inc.	2,126,601
62,684	Trimble Navigation Ltd. *	3,917,750
		13,333,378
Telecommunications - 4.51%
95,588	Centurylink, Inc.	3,866,535
37,597	General Cable Corp. *	1,264,011
58,291	SBA Communications, Inc. Class A *	4,060,201
67,126	Qualcomm Inc.	4,431,658
		13,622,405
Transportation - 1.27%
55,695	Norfolk Southern Corp.	3,835,715

Utilities - 0.88%
36,886	NextEra Energy, Inc.	2,657,636

Total Common Stock (Cost $216,057,997) - 96.75%		$ 292,219,976

SHORT TERM INVESTMENTS - 3.23%
9,755,178	Invesco Short Term Investment 0.02% (Cost $9,755,178) **	$ 9,755,178

Total Investments (Cost $225,813,175) - 99.98%		$ 301,975,154

Other Assets Less Liabilities - 0.02%		47,401

Net Assets - 100.00%		$ 302,022,555

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.
NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $225,813,175 amounted to $76,161,980, which consisted of aggregate gross unrealized appreciation of $84,476,323 and aggregate gross unrealized depreciation of $8,314,343.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$292,219,976	$0	$0	$292,219,976
Cash Equivalents	9755178	0	0	9755178
Total	$301,975,154	$0	$0	$301,975,154

	Croft Income Fund
	Schedule of Investments
	January 31, 2013 (Unaudited)

Shares/Principal		Fair Value

CLOSED END MUTUAL FUNDS - 2.08%

Closed End Mutual Funds - 2.08%
6,200	Alliance Bernstein Global High Income Fund	$ 103,416
9,600	Templeton Emerging Markets Income Fund	165,984
4,500	Western Asset Worldwide Income Fund	70,335

Total Closed End Mutual Funds (Cost $227,527) - 2.08%		$ 339,735

CORPORATE BONDS (a) - 66.25%

Aircraft & Parts - 1.22%
180,000	Triumph Group, Inc., 8.625%, 7/15/18	$ 198,900

Building Materials & Housing - 0.78%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	127,232

Business Equipment - 2.79%
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	47,225
100,000	IBM Corp., 5.70%, 9/14/17	119,906
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	164,026
105,000	United Technology Corp., 5.375%, 12/15/17	124,155
		455,312
Business Services - 1.06%
145,000	United Parcel Services, 5.5%, 1/15/18	173,211

Cable TV & Cellular Telephone - 0.64%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	103,541

Capital Goods - 0.97%
150,000	Caterpillar, Inc., 7.00%, 12/15/13	158,487

Chemicals - 1.74%
75,000	Agrium, Inc. Debentures (Yankee), 7.8%, 2/1/27	99,854
150,000	Dupont EI De Nemours, 6.00% 7/15/18	184,350
		284,204
Crude Petroleum & Natural Gas - 1.00%
160,000	Occidental Petroleum Corp., 5.20%, 2/15/17	163,247

Electric & Gas Utilities - 3.24%
150,000	AES Corp., 7.75%, 3/1/14	159,000
160,000	Duke Energy Corp., 6.30%, 2/1/14	168,614
185,000	Exelon Corp., 4.90%, 6/15/15	201,112
		528,726
Electronic Instruments and Controls - 0.73%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	47,006
60,000	Arrow Electronics, Inc. Debentures, 7.50%, 1/15/27	72,396
		119,402
Energy and Energy Services - 8.64%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	128,538
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	131,322
100,000	BP Capital Markets Plc, 3.125, 10/1/15	105,933
8,000	Conocophillips Corp., 4.75%, 2/1/14	8,335
100,000	Conocophillips Corp., 5.20%, 5/15/18	117,804
150,000	Consol Energy, Inc., 8.00%, 4/1/17	162,000
65,000	Global Marine, Inc., 7.00%, 6/1/28	72,244
140,000	Range Resources Corp., 7.25%, 5/1/18	146,650
100,000	Shell International Finance BV, 4.00%, 3/21/14	104,035
185,000	Sunoco, Inc., 4.875%, 10/15/14	194,734
60,000	Tosco Corp., 7.80%, 1/1/27	86,510
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	150,150
		1,408,255
Financial Services - 10.42%
145,000	Allstate Corp., 6.20%, 5/16/14	155,070
130,000	American Express Credit Co., 5.125%, 8/25/14	138,800
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	164,747
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	75,770
165,000	CB Richard Ellis Service, Inc., 6.625%, 10/15/20	180,262
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	77,412
200,000	Ford Motor Credit Co., LLC, 2.75%, 5/15/15	204,227
150,000	JP Morgan Chase & Co., 4.65%, 6/1/14	157,803
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	68,401
120,000	Marsh & McLennan Co., 5.75%, 9/15/15	134,289
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	165,034
70,000	Merrill Lynch & Co., 6.15%, 4/25/13	70,853
100,000	PNC Funding Corp., 3.625%, 2/8/15	105,658
		1,698,326
Food & Drug Producers - 2.56%
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	118,756
70,000	Bunge, Ltd., 5.35%, 4/15/14	73,511
100,000	Glaxosmithkline PLC., 4.375%, 4/15/14	104,781
110,000	Pfizer, Inc., 5.35%, 3/15/15	120,668
		417,716
Gas & Gas Transmission - 1.24%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	100,200
100,000	Panhandle Eastern Pipeline., 6.05%, 8/15/13	102,585
		202,785
Home Lawn & Garden Equipment - 0.72%
100,000	Toro Company Debentures, 7.8%, 6/15/27	117,312

Industrial Goods - 3.38%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	91,235
206,000	General Electric Co., 5.25%, 12/6/17	240,832
90,000	Honeywell International, Inc., 4.25%, 3/1/13	90,256
115,000	Johnson Controls, Inc., 7.70%, 3/1/15	129,006
		551,329
Life Insurance - 1.00%
160,000	Prudential Financial, Inc., 4.50%, 7/15/13	162,835

Malt Beverages - 0.98%
160,000	Anheuser-Busch InBev S.A., 4.125%, 1/15/15	159,874

Media & Entertainment - 5.79%
186,000	Liberty Media, Corp., 8.25%, 2/1/30	205,530
150,000	Liberty Media, Corp., 5.70%, 5/15/13	151,500
165,000	News America Holdings, Inc., 7.75%, 2/1/24	211,006
170,000	Time Warner, Inc. Debentures, 9.15%, 2/1/23	245,806
110,000	Washington Post Co., 7.25%, 2/1/19	130,623
		944,465
Metal & Mining - 3.19%
90,000	ArcelorMittal, 3.75%, 8/5/15	92,690
165,000	BHP Finance USA, 5.50%, 4/1/14	174,572
100,000	Nucor Corp., 5.75%, 12/1/17	118,866
125,000	U.S. Steel Corp., 7.00%, 2/1/18	133,750
		519,878
Miscellaneous Consumer Goods & Services - 1.21%
90,000	Brown-Forman Corp., 5.00%, 2/1/14	93,752
100,000	Tenneco Packaging, Inc. Debentures, 8.125%, 6/15/17	103,500
		197,252
Motor Vehicle Parts & Accessories - 2.37%
180,000	Dana Holdings Corp., 6.50%, 2/15/19	192,600
180,000	Lear Corp., 7.875%, 3/15/18	193,950
		386,550
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.64%
150,000	Albemarle Corp., 5.10%, 2/1/15	161,278
100,000	Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	105,775
		267,053
Real Estate Investment Trusts - 0.98%
150,000	Simon Property Group, Inc., 6.75%, 5/15/14	159,197

Retail Stores - 2.28%
55,000	Albertson's Medium-Term, Inc. Notes, 6.52%, 4/10/28	34,100
70,000	Auto Zone, Inc., 6.95%, 6/15/16	81,904
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	159,344
90,000	Staples, Inc., 9.75%, 1/15/14	97,168
		372,516
Semi-Conductors & Related Devices - 0.64%
100,000	Texas Instruments, Inc., 2.375, 5/16/16	104,744

Short Term Business Credit Institutions - 1.04%
165,000	John Deere Capital Corp., 2.00%, 1/13/17	170,308

Telephones & Communications - 2.97%
150,000	Anixter, Inc., 5.95%, 3/1/15	159,000
150,000	CenturyLink, Inc., 5.00%, 2/15/15	159,794
150,000	Equinix, Inc., 8.13%, 3/1/18	164,625
		483,419
Technology - 1.01%
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	165,456

Total Corporate Bonds (Cost $9,858,919) - 66.25%		$ 10,801,532

CONVERTIBLE BONDS (a) - 1.72%
150,000	General Cable Corp., 0.875%, 11/15/13	$ 149,531
130,000	Medtronic, Inc., 1.625%, 4/15/2013	130,487

Total Convertible Bonds (Cost $262,513) - 1.72%		$ 280,018

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 12.49%
1,000,000	U.S. Treasury Notes, 3.625%, 5/15/13	$ 1,010,000
1,000,000	U.S. Treasury Notes, 2.25%, 5/31/14	1,026,992

Total U.S. Government Agencies & Obligations (Cost $2,082,500) - 12.49%		$ 2,036,992

SHORT TERM INVESTMENTS - 16.66%
2,715,795	Invesco Short Term Investment 0.02% (Cost $2,715,795) **	$ 2,715,795

Total Investments (Cost $15,147,254) - 99.21%		$ 16,174,072

Other Assets Less Liabilities - 0.79%		129,396

Net Assets - 100.00%		$ 16,303,468

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.
NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,147,254 amounted to $994,102, which consisted of aggregate gross unrealized appreciation of $1,026,152 and aggregate gross unrealized depreciation of $32,050.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$339,735	$0	$0	$339,735
Corporate Bonds	0	10801532	0	10801532
Convertible Bonds	0	280018	0	280018
U.S. Obligations	0	2036992	0	2036992
Cash Equivalents	2715795	0	0	2715795
Total	$3,055,530	$13,118,542	$0	$16,174,072

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 28, 2013

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 28, 2013

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 28, 2013